Operating expenses	12 Months Ended
Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Operating expenses	7. OPERATING EXPENSES
Professional fees	355,399	467,915
Audit fees	207,378	70,000
Bank charges	1,487	2,089
	564,264	540,004